Loans and advances to clients (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Financial assets measured at fair value through profit or loss	R$ 3,040,712	R$ 1,894,282	R$ 392,455
Financial assets measured at amortized cost	514,936,423	488,735,746	464,451,587
Comprising:
Loans and advances to customers at amortized cost	548,495,491	522,761,008	492,962,247
Allowance for loan losses due to impairment	(33,559,068)	(34,025,262)	(28,510,660)
Loans and advances to customers, net	517,977,135	490,630,028	464,844,042
Loans and advances to customers, gross	R$ 551,536,203	R$ 524,655,290	R$ 493,354,702